Average Annual Total Returns - Class T - DWS Intermediate Tax-Free Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions - with sale 1 Year	Class T After tax on distributions - with sale 5 Years	Class T After tax on distributions - with sale 10 Years	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index 1 Year	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index 5 Years	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index 10 Years
Total		1.95%	2.32%	3.24%	(4.86%)	0.06%	2.02%	(5.36%)	0.10%	1.90%	4.73%	3.39%	3.84%